Inventory (Details) (USD $)	3 Months Ended
	Oct. 31, 2013	Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2013
Inventory [Abstract]
Raw materials		$ 95,000	$ 102,000	$ 70,000
Finished goods		136,000	147,000	295,000
Inventories, net		231,000	249,000	365,000
Gain on sale of inventory	$ 20,000